Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VII
Entity Central Index Key	0000315700
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Advisor Utilities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class Z
Trading Symbol	FIKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,904 $10,778 $12,439 $14,824 $14,644 $17,129 $20,926 MSCI U.S. IMI Utilities 25-50 Index $10,000 $11,420 $11,793 $13,232 $15,237 $14,234 $16,033 $19,359 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 22.16% 14.19% 11.41% MSCI U.S. IMI Utilities 25-50 Index 20.74% 10.42% 10.15% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,352,161,801
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 7,639,454
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.9 Multi-Utilities 17.0 Independent Power and Renewable Electricity Producers 9.7 Oil, Gas & Consumable Fuels 2.2 Electrical Equipment 1.8 Construction & Engineering 1.6 Gas Utilities 1.6 Semiconductors & Semiconductor Equipment 0.7 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.3 Canada 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 11.7 Constellation Energy Corp 9.3 Duke Energy Corp 8.0 Vistra Corp 7.5 Sempra 6.2 Exelon Corp 5.4 Entergy Corp 4.9 NRG Energy Inc 4.0 Ameren Corp 3.9 Xcel Energy Inc 3.9 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class M
Trading Symbol	FAUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.23%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,922 $11,961 $13,101 $14,593 $14,328 $16,424 $19,441 $19,082 $22,172 $26,919 MSCI U.S. IMI Utilities 25-50 Index $10,000 $12,378 $13,216 $13,746 $15,949 $16,470 $18,480 $21,281 $19,880 $22,393 $27,038 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 17.16% 12.64% 10.41% Class M (without 3.50% sales charge) 21.41% 13.44% 10.80% MSCI U.S. IMI Utilities 25-50 Index 20.74% 10.42% 10.46% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,352,161,801
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 7,639,454
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.9 Multi-Utilities 17.0 Independent Power and Renewable Electricity Producers 9.7 Oil, Gas & Consumable Fuels 2.2 Electrical Equipment 1.8 Construction & Engineering 1.6 Gas Utilities 1.6 Semiconductors & Semiconductor Equipment 0.7 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.3 Canada 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 11.7 Constellation Energy Corp 9.3 Duke Energy Corp 8.0 Vistra Corp 7.5 Sempra 6.2 Exelon Corp 5.4 Entergy Corp 4.9 NRG Energy Inc 4.0 Ameren Corp 3.9 Xcel Energy Inc 3.9 64.8
Fidelity Advisor Utilities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class I
Trading Symbol	FUGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $11,381 $12,538 $13,809 $15,472 $15,270 $17,606 $20,951 $20,670 $24,148 $29,466 MSCI U.S. IMI Utilities 25-50 Index $10,000 $12,378 $13,216 $13,746 $15,949 $16,470 $18,480 $21,281 $19,880 $22,393 $27,038 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 22.02% 14.05% 11.41% MSCI U.S. IMI Utilities 25-50 Index 20.74% 10.42% 10.46% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,352,161,801
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 7,639,454
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.9 Multi-Utilities 17.0 Independent Power and Renewable Electricity Producers 9.7 Oil, Gas & Consumable Fuels 2.2 Electrical Equipment 1.8 Construction & Engineering 1.6 Gas Utilities 1.6 Semiconductors & Semiconductor Equipment 0.7 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.3 Canada 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 11.7 Constellation Energy Corp 9.3 Duke Energy Corp 8.0 Vistra Corp 7.5 Sempra 6.2 Exelon Corp 5.4 Entergy Corp 4.9 NRG Energy Inc 4.0 Ameren Corp 3.9 Xcel Energy Inc 3.9 64.8
Fidelity Advisor Utilities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class C
Trading Symbol	FUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.73%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $11,264 $12,280 $13,390 $14,845 $14,506 $16,552 $19,496 $19,039 $22,177 $26,994 MSCI U.S. IMI Utilities 25-50 Index $10,000 $12,378 $13,216 $13,746 $15,949 $16,470 $18,480 $21,281 $19,880 $22,393 $27,038 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 19.78% 12.89% 10.44% Class C 20.78% 12.89% 10.44% MSCI U.S. IMI Utilities 25-50 Index 20.74% 10.42% 10.46% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,352,161,801
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 7,639,454
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.9 Multi-Utilities 17.0 Independent Power and Renewable Electricity Producers 9.7 Oil, Gas & Consumable Fuels 2.2 Electrical Equipment 1.8 Construction & Engineering 1.6 Gas Utilities 1.6 Semiconductors & Semiconductor Equipment 0.7 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.3 Canada 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 11.7 Constellation Energy Corp 9.3 Duke Energy Corp 8.0 Vistra Corp 7.5 Sempra 6.2 Exelon Corp 5.4 Entergy Corp 4.9 NRG Energy Inc 4.0 Ameren Corp 3.9 Xcel Energy Inc 3.9 64.8
Fidelity Advisor Utilities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class A
Trading Symbol	FUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	0.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,697 $11,752 $12,909 $14,423 $14,198 $16,322 $19,373 $19,067 $22,209 $27,034 MSCI U.S. IMI Utilities 25-50 Index $10,000 $12,378 $13,216 $13,746 $15,949 $16,470 $18,480 $21,281 $19,880 $22,393 $27,038 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 14.72% 12.41% 10.46% Class A (without 5.75% sales charge) 21.72% 13.75% 11.11% MSCI U.S. IMI Utilities 25-50 Index 20.74% 10.42% 10.46% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,352,161,801
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 7,639,454
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.9 Multi-Utilities 17.0 Independent Power and Renewable Electricity Producers 9.7 Oil, Gas & Consumable Fuels 2.2 Electrical Equipment 1.8 Construction & Engineering 1.6 Gas Utilities 1.6 Semiconductors & Semiconductor Equipment 0.7 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.3 Canada 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 11.7 Constellation Energy Corp 9.3 Duke Energy Corp 8.0 Vistra Corp 7.5 Sempra 6.2 Exelon Corp 5.4 Entergy Corp 4.9 NRG Energy Inc 4.0 Ameren Corp 3.9 Xcel Energy Inc 3.9 64.8
Fidelity Advisor Technology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class Z
Trading Symbol	FIKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,288 $15,370 $22,342 $18,664 $24,449 $31,190 $38,837 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $10,841 $14,876 $20,939 $18,969 $23,535 $29,607 $36,204 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 24.52% 20.37% 21.97% MSCI U.S. IMI Information Technology 25-50 Index 22.28% 19.47% 20.72% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,999,966,088
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 44,120,239
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 44.3 Software 25.2 Technology Hardware, Storage & Peripherals 12.2 IT Services 5.6 Communications Equipment 4.0 Ground Transportation 2.1 Electronic Equipment, Instruments & Components 1.1 Broadline Retail 1.0 Entertainment 0.8 Others 0.3 Common Stocks 94.7 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 91.7 Netherlands 4.1 Taiwan 2.3 Canada 1.7 India 0.2 United Kingdom 0.0 China 0.0 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Netherlands - 4.1 Taiwan - 2.3 Canada - 1.7 India - 0.2 United Kingdom - 0.0 China - 0.0 Korea (South) - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.7 Microsoft Corp 12.8 Apple Inc 9.3 Cisco Systems Inc 4.0 Marvell Technology Inc 3.6 NXP Semiconductors NV 3.5 ON Semiconductor Corp 3.0 Servicenow Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd 2.3 Broadcom Inc 2.1 67.6
Fidelity Advisor Technology Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class M
Trading Symbol	FATEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,383 $14,484 $18,118 $19,386 $28,776 $41,573 $34,508 $44,928 $56,957 $70,493 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $10,844 $13,982 $17,908 $20,772 $28,502 $40,120 $36,345 $45,093 $56,728 $69,368 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 19.43% 18.78% 21.57% Class M (without 3.50% sales charge) 23.77% 19.63% 22.00% MSCI U.S. IMI Information Technology 25-50 Index 22.28% 19.47% 21.37% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,999,966,088
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 44,120,239
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 44.3 Software 25.2 Technology Hardware, Storage & Peripherals 12.2 IT Services 5.6 Communications Equipment 4.0 Ground Transportation 2.1 Electronic Equipment, Instruments & Components 1.1 Broadline Retail 1.0 Entertainment 0.8 Others 0.3 Common Stocks 94.7 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 91.7 Netherlands 4.1 Taiwan 2.3 Canada 1.7 India 0.2 United Kingdom 0.0 China 0.0 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Netherlands - 4.1 Taiwan - 2.3 Canada - 1.7 India - 0.2 United Kingdom - 0.0 China - 0.0 Korea (South) - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.7 Microsoft Corp 12.8 Apple Inc 9.3 Cisco Systems Inc 4.0 Marvell Technology Inc 3.6 NXP Semiconductors NV 3.5 ON Semiconductor Corp 3.0 Servicenow Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd 2.3 Broadcom Inc 2.1 67.6
Fidelity Advisor Technology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class I
Trading Symbol	FATIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,824 $15,182 $19,091 $20,534 $30,641 $44,486 $37,118 $48,564 $61,878 $76,965 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $10,844 $13,982 $17,908 $20,772 $28,502 $40,120 $36,345 $45,093 $56,728 $69,368 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 24.38% 20.23% 22.64% MSCI U.S. IMI Information Technology 25-50 Index 22.28% 19.47% 21.37% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,999,966,088
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 44,120,239
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 44.3 Software 25.2 Technology Hardware, Storage & Peripherals 12.2 IT Services 5.6 Communications Equipment 4.0 Ground Transportation 2.1 Electronic Equipment, Instruments & Components 1.1 Broadline Retail 1.0 Entertainment 0.8 Others 0.3 Common Stocks 94.7 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 91.7 Netherlands 4.1 Taiwan 2.3 Canada 1.7 India 0.2 United Kingdom 0.0 China 0.0 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Netherlands - 4.1 Taiwan - 2.3 Canada - 1.7 India - 0.2 United Kingdom - 0.0 China - 0.0 Korea (South) - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.7 Microsoft Corp 12.8 Apple Inc 9.3 Cisco Systems Inc 4.0 Marvell Technology Inc 3.6 NXP Semiconductors NV 3.5 ON Semiconductor Corp 3.0 Servicenow Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd 2.3 Broadcom Inc 2.1 67.6
Fidelity Advisor Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class C
Trading Symbol	FTHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.67%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $10,708 $14,862 $18,500 $19,692 $29,084 $41,801 $34,522 $44,706 $56,817 $70,487 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $10,844 $13,982 $17,908 $20,772 $28,502 $40,120 $36,345 $45,093 $56,728 $69,368 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 22.14% 19.01% 21.57% Class C 23.14% 19.01% 21.57% MSCI U.S. IMI Information Technology 25-50 Index 22.28% 19.47% 21.37% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,999,966,088
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 44,120,239
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 44.3 Software 25.2 Technology Hardware, Storage & Peripherals 12.2 IT Services 5.6 Communications Equipment 4.0 Ground Transportation 2.1 Electronic Equipment, Instruments & Components 1.1 Broadline Retail 1.0 Entertainment 0.8 Others 0.3 Common Stocks 94.7 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 91.7 Netherlands 4.1 Taiwan 2.3 Canada 1.7 India 0.2 United Kingdom 0.0 China 0.0 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Netherlands - 4.1 Taiwan - 2.3 Canada - 1.7 India - 0.2 United Kingdom - 0.0 China - 0.0 Korea (South) - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.7 Microsoft Corp 12.8 Apple Inc 9.3 Cisco Systems Inc 4.0 Marvell Technology Inc 3.6 NXP Semiconductors NV 3.5 ON Semiconductor Corp 3.0 Servicenow Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd 2.3 Broadcom Inc 2.1 67.6
Fidelity Advisor Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class A
Trading Symbol	FADTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,166 $14,217 $17,832 $19,127 $28,466 $41,220 $34,304 $44,769 $56,896 $70,586 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $10,844 $13,982 $17,908 $20,772 $28,502 $40,120 $36,345 $45,093 $56,728 $69,368 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 16.93% 18.50% 21.58% Class A (without 5.75% sales charge) 24.06% 19.92% 22.30% MSCI U.S. IMI Information Technology 25-50 Index 22.28% 19.47% 21.37% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,999,966,088
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 44,120,239
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 44.3 Software 25.2 Technology Hardware, Storage & Peripherals 12.2 IT Services 5.6 Communications Equipment 4.0 Ground Transportation 2.1 Electronic Equipment, Instruments & Components 1.1 Broadline Retail 1.0 Entertainment 0.8 Others 0.3 Common Stocks 94.7 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 United States 91.7 Netherlands 4.1 Taiwan 2.3 Canada 1.7 India 0.2 United Kingdom 0.0 China 0.0 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Netherlands - 4.1 Taiwan - 2.3 Canada - 1.7 India - 0.2 United Kingdom - 0.0 China - 0.0 Korea (South) - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.7 Microsoft Corp 12.8 Apple Inc 9.3 Cisco Systems Inc 4.0 Marvell Technology Inc 3.6 NXP Semiconductors NV 3.5 ON Semiconductor Corp 3.0 Servicenow Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd 2.3 Broadcom Inc 2.1 67.6
Fidelity Advisor Semiconductors Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class Z
Trading Symbol	FIKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,203 $14,700 $23,970 $23,292 $34,912 $48,893 $60,206 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $10,992 $14,816 $23,440 $22,253 $33,233 $49,556 $57,990 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 23.14% 32.58% 30.05% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 17.02% 31.38% 29.34% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,557,844,337
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 18,962,310
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 88.6 Technology Hardware, Storage & Peripherals 2.9 Electrical Equipment 0.1 Software 0.1 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 91.3 Preferred Stocks 0.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.3 Preferred Stocks - 0.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 United States 82.2 Taiwan 7.1 Netherlands 6.4 Israel 2.4 Japan 1.9 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.2 Taiwan - 7.1 Netherlands - 6.4 Israel - 2.4 Japan - 1.9 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.9 Broadcom Inc 12.0 NXP Semiconductors NV 6.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.2 Marvell Technology Inc 4.9 Lam Research Corp 4.9 Monolithic Power Systems Inc 4.8 ON Semiconductor Corp 4.8 Micron Technology Inc 4.7 GlobalFoundries Inc 3.3 76.9
Fidelity Advisor Semiconductors Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class M
Trading Symbol	FELTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 132	1.19%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,581 $15,139 $19,218 $21,110 $27,503 $44,550 $43,021 $64,080 $89,185 $109,143 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $12,430 $16,498 $20,753 $22,850 $30,800 $48,728 $46,260 $69,086 $103,018 $120,549 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 18.10% 30.81% 27.00% Class M (without 3.50% sales charge) 22.38% 31.74% 27.45% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 17.02% 31.38% 28.27% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,557,844,337
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 18,962,310
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 88.6 Technology Hardware, Storage & Peripherals 2.9 Electrical Equipment 0.1 Software 0.1 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 91.3 Preferred Stocks 0.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.3 Preferred Stocks - 0.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 United States 82.2 Taiwan 7.1 Netherlands 6.4 Israel 2.4 Japan 1.9 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.2 Taiwan - 7.1 Netherlands - 6.4 Israel - 2.4 Japan - 1.9 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.9 Broadcom Inc 12.0 NXP Semiconductors NV 6.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.2 Marvell Technology Inc 4.9 Lam Research Corp 4.9 Monolithic Power Systems Inc 4.8 ON Semiconductor Corp 4.8 Micron Technology Inc 4.7 GlobalFoundries Inc 3.3 76.9
Fidelity Advisor Semiconductors Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class I
Trading Symbol	FELIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $12,085 $15,906 $20,319 $22,444 $29,418 $47,910 $46,494 $69,608 $97,359 $119,755 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $12,430 $16,498 $20,753 $22,850 $30,800 $48,728 $46,260 $69,086 $103,018 $120,549 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 23.00% 32.41% 28.18% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 17.02% 31.38% 28.27% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,557,844,337
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 18,962,310
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 88.6 Technology Hardware, Storage & Peripherals 2.9 Electrical Equipment 0.1 Software 0.1 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 91.3 Preferred Stocks 0.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.3 Preferred Stocks - 0.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 United States 82.2 Taiwan 7.1 Netherlands 6.4 Israel 2.4 Japan 1.9 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.2 Taiwan - 7.1 Netherlands - 6.4 Israel - 2.4 Japan - 1.9 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.9 Broadcom Inc 12.0 NXP Semiconductors NV 6.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.2 Marvell Technology Inc 4.9 Lam Research Corp 4.9 Monolithic Power Systems Inc 4.8 ON Semiconductor Corp 4.8 Micron Technology Inc 4.7 GlobalFoundries Inc 3.3 76.9
Fidelity Advisor Semiconductors Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class C
Trading Symbol	FELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.69%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $11,948 $15,557 $19,662 $21,496 $27,887 $44,946 $43,181 $63,988 $89,274 $109,531 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $12,430 $16,498 $20,753 $22,850 $30,800 $48,728 $46,260 $69,086 $103,018 $120,549 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 20.78% 31.07% 27.04% Class C 21.78% 31.07% 27.04% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 17.02% 31.38% 28.27% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,557,844,337
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 18,962,310
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 88.6 Technology Hardware, Storage & Peripherals 2.9 Electrical Equipment 0.1 Software 0.1 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 91.3 Preferred Stocks 0.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.3 Preferred Stocks - 0.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 United States 82.2 Taiwan 7.1 Netherlands 6.4 Israel 2.4 Japan 1.9 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.2 Taiwan - 7.1 Netherlands - 6.4 Israel - 2.4 Japan - 1.9 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.9 Broadcom Inc 12.0 NXP Semiconductors NV 6.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.2 Marvell Technology Inc 4.9 Lam Research Corp 4.9 Monolithic Power Systems Inc 4.8 ON Semiconductor Corp 4.8 Micron Technology Inc 4.7 GlobalFoundries Inc 3.3 76.9
Fidelity Advisor Semiconductors Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class A
Trading Symbol	FELAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,353 $14,897 $18,972 $20,903 $27,310 $44,364 $42,942 $64,117 $89,453 $109,750 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $12,430 $16,498 $20,753 $22,850 $30,800 $48,728 $46,260 $69,086 $103,018 $120,549 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 15.64% 30.52% 27.07% Class A (without 5.75% sales charge) 22.69% 32.07% 27.82% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 17.02% 31.38% 28.27% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,557,844,337
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 18,962,310
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 88.6 Technology Hardware, Storage & Peripherals 2.9 Electrical Equipment 0.1 Software 0.1 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.1 Metals & Mining 0.0 Common Stocks 91.3 Preferred Stocks 0.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.3 Preferred Stocks - 0.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 United States 82.2 Taiwan 7.1 Netherlands 6.4 Israel 2.4 Japan 1.9 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.2 Taiwan - 7.1 Netherlands - 6.4 Israel - 2.4 Japan - 1.9 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.9 Broadcom Inc 12.0 NXP Semiconductors NV 6.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.2 Marvell Technology Inc 4.9 Lam Research Corp 4.9 Monolithic Power Systems Inc 4.8 ON Semiconductor Corp 4.8 Micron Technology Inc 4.7 GlobalFoundries Inc 3.3 76.9
Fidelity Advisor Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class Z
Trading Symbol	FIKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,122 $10,366 $13,574 $12,867 $11,413 $12,622 $12,930 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $11,209 $9,382 $12,693 $12,155 $10,981 $12,159 $12,478 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 2.44% 4.52% 3.83% MSCI US IMI Real Estate 25/50 Linked Index 2.63% 5.87% 3.29% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 184,465,945
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 1,452,559
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Industrial REITs 15.6 Retail REITs 15.5 Residential REITs 13.8 Health Care REITs 11.2 Real Estate Management & Development 8.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 9.8 Prologis Inc 9.2 Equinix Inc 7.7 Welltower Inc 7.5 Kimco Realty Corp 4.5 Digital Realty Trust Inc 4.3 NNN REIT Inc 4.2 UDR Inc 4.1 Public Storage Operating Co 4.0 CBRE Group Inc Class A 4.0 59.3
Fidelity Advisor Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class M
Trading Symbol	FHETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 130	1.29%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,389 $10,726 $10,976 $12,002 $11,112 $14,461 $13,618 $12,002 $13,184 $13,419 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $12,092 $11,407 $11,847 $13,138 $10,996 $14,876 $14,246 $12,870 $14,251 $14,625 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -1.78% 3.11% 2.98% Class M (without 3.50% sales charge) 1.79% 3.85% 3.35% MSCI US IMI Real Estate 25/50 Linked Index 2.63% 5.87% 3.87% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 184,465,945
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 1,452,559
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Industrial REITs 15.6 Retail REITs 15.5 Residential REITs 13.8 Health Care REITs 11.2 Real Estate Management & Development 8.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 9.8 Prologis Inc 9.2 Equinix Inc 7.7 Welltower Inc 7.5 Kimco Realty Corp 4.5 Digital Realty Trust Inc 4.3 NNN REIT Inc 4.2 UDR Inc 4.1 Public Storage Operating Co 4.0 CBRE Group Inc Class A 4.0 59.3
Fidelity Advisor Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class I
Trading Symbol	FHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $11,861 $11,225 $11,544 $12,690 $11,803 $15,420 $14,584 $12,917 $14,260 $14,592 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $12,092 $11,407 $11,847 $13,138 $10,996 $14,876 $14,246 $12,870 $14,251 $14,625 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 2.32% 4.33% 3.85% MSCI US IMI Real Estate 25/50 Linked Index 2.63% 5.87% 3.87% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 184,465,945
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 1,452,559
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Industrial REITs 15.6 Retail REITs 15.5 Residential REITs 13.8 Health Care REITs 11.2 Real Estate Management & Development 8.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 9.8 Prologis Inc 9.2 Equinix Inc 7.7 Welltower Inc 7.5 Kimco Realty Corp 4.5 Digital Realty Trust Inc 4.3 NNN REIT Inc 4.2 UDR Inc 4.1 Public Storage Operating Co 4.0 CBRE Group Inc Class A 4.0 59.3
Fidelity Advisor Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class C
Trading Symbol	FHECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.79%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $11,740 $10,996 $11,191 $12,167 $11,200 $14,488 $13,568 $11,889 $13,089 $13,359 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $12,092 $11,407 $11,847 $13,138 $10,996 $14,876 $14,246 $12,870 $14,251 $14,625 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 0.34% 3.28% 2.94% Class C 1.27% 3.28% 2.94% MSCI US IMI Real Estate 25/50 Linked Index 2.63% 5.87% 3.87% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 184,465,945
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 1,452,559
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Industrial REITs 15.6 Retail REITs 15.5 Residential REITs 13.8 Health Care REITs 11.2 Real Estate Management & Development 8.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 9.8 Prologis Inc 9.2 Equinix Inc 7.7 Welltower Inc 7.5 Kimco Realty Corp 4.5 Digital Realty Trust Inc 4.3 NNN REIT Inc 4.2 UDR Inc 4.1 Public Storage Operating Co 4.0 CBRE Group Inc Class A 4.0 59.3
Fidelity Advisor Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class A
Trading Symbol	FHEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,153 $10,525 $10,794 $11,832 $10,979 $14,314 $13,506 $11,925 $13,129 $13,399 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $12,092 $11,407 $11,847 $13,138 $10,996 $14,876 $14,246 $12,870 $14,251 $14,625 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -3.81% 2.84% 2.97% Class A (without 5.75% sales charge) 2.06% 4.07% 3.58% MSCI US IMI Real Estate 25/50 Linked Index 2.63% 5.87% 3.87% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 184,465,945
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 1,452,559
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Industrial REITs 15.6 Retail REITs 15.5 Residential REITs 13.8 Health Care REITs 11.2 Real Estate Management & Development 8.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 9.8 Prologis Inc 9.2 Equinix Inc 7.7 Welltower Inc 7.5 Kimco Realty Corp 4.5 Digital Realty Trust Inc 4.3 NNN REIT Inc 4.2 UDR Inc 4.1 Public Storage Operating Co 4.0 CBRE Group Inc Class A 4.0 59.3
Fidelity Advisor Industrials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class Z
Trading Symbol	FIKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,808 $9,199 $12,525 $11,596 $13,816 $17,564 $22,165 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,039 $9,457 $13,947 $12,942 $15,447 $18,353 $21,730 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 26.20% 19.23% 12.35% MSCI U.S. IMI Industrials 25-50 Index 18.40% 18.10% 12.03% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 806,882,131
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 4,441,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 27.9 Machinery 20.2 Electrical Equipment 15.9 Ground Transportation 8.1 Building Products 7.9 Trading Companies & Distributors 5.7 Commercial Services & Supplies 4.6 Construction & Engineering 3.4 Professional Services 2.3 Others 3.2 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.0 GE Vernova Inc 7.6 Howmet Aerospace Inc 5.7 Boeing Co 4.8 Trane Technologies PLC 4.3 Eaton Corp PLC 4.1 Parker-Hannifin Corp 4.1 TransDigm Group Inc 3.3 Deere & Co 3.1 Ingersoll Rand Inc 3.1 48.1
Fidelity Advisor Industrials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class M
Trading Symbol	FCLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 138	1.23%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,107 $11,353 $13,136 $13,370 $12,458 $16,850 $15,498 $18,348 $23,173 $29,060 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,866 $12,911 $14,805 $15,280 $14,394 $21,229 $19,698 $23,512 $27,935 $33,074 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 21.01% 17.62% 11.26% Class M (without 3.50% sales charge) 25.40% 18.46% 11.65% MSCI U.S. IMI Industrials 25-50 Index 18.40% 18.10% 12.71% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 806,882,131
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 4,441,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 27.9 Machinery 20.2 Electrical Equipment 15.9 Ground Transportation 8.1 Building Products 7.9 Trading Companies & Distributors 5.7 Commercial Services & Supplies 4.6 Construction & Engineering 3.4 Professional Services 2.3 Others 3.2 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.0 GE Vernova Inc 7.6 Howmet Aerospace Inc 5.7 Boeing Co 4.8 Trane Technologies PLC 4.3 Eaton Corp PLC 4.1 Parker-Hannifin Corp 4.1 TransDigm Group Inc 3.3 Deere & Co 3.1 Ingersoll Rand Inc 3.1 48.1
Fidelity Advisor Industrials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class I
Trading Symbol	FCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,533 $11,893 $13,832 $14,152 $13,258 $18,028 $16,667 $19,837 $25,186 $31,749 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,866 $12,911 $14,805 $15,280 $14,394 $21,229 $19,698 $23,512 $27,935 $33,074 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 26.05% 19.08% 12.25% MSCI U.S. IMI Industrials 25-50 Index 18.40% 18.10% 12.71% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 806,882,131
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 4,441,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 27.9 Machinery 20.2 Electrical Equipment 15.9 Ground Transportation 8.1 Building Products 7.9 Trading Companies & Distributors 5.7 Commercial Services & Supplies 4.6 Construction & Engineering 3.4 Professional Services 2.3 Others 3.2 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.0 GE Vernova Inc 7.6 Howmet Aerospace Inc 5.7 Boeing Co 4.8 Trane Technologies PLC 4.3 Eaton Corp PLC 4.1 Parker-Hannifin Corp 4.1 TransDigm Group Inc 3.3 Deere & Co 3.1 Ingersoll Rand Inc 3.1 48.1
Fidelity Advisor Industrials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class C
Trading Symbol	FCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.74%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $10,425 $11,650 $13,413 $13,584 $12,596 $16,952 $15,514 $18,277 $23,146 $29,094 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,866 $12,911 $14,805 $15,280 $14,394 $21,229 $19,698 $23,512 $27,935 $33,074 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 23.73% 17.86% 11.27% Class C 24.73% 17.86% 11.27% MSCI U.S. IMI Industrials 25-50 Index 18.40% 18.10% 12.71% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 806,882,131
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 4,441,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 27.9 Machinery 20.2 Electrical Equipment 15.9 Ground Transportation 8.1 Building Products 7.9 Trading Companies & Distributors 5.7 Commercial Services & Supplies 4.6 Construction & Engineering 3.4 Professional Services 2.3 Others 3.2 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.0 GE Vernova Inc 7.6 Howmet Aerospace Inc 5.7 Boeing Co 4.8 Trane Technologies PLC 4.3 Eaton Corp PLC 4.1 Parker-Hannifin Corp 4.1 TransDigm Group Inc 3.3 Deere & Co 3.1 Ingersoll Rand Inc 3.1 48.1
Fidelity Advisor Industrials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class A
Trading Symbol	FCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,900 $11,149 $12,929 $13,196 $12,327 $16,719 $15,417 $18,297 $23,171 $29,126 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,866 $12,911 $14,805 $15,280 $14,394 $21,229 $19,698 $23,512 $27,935 $33,074 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 18.47% 17.36% 11.28% Class A (without 5.75% sales charge) 25.70% 18.76% 11.94% MSCI U.S. IMI Industrials 25-50 Index 18.40% 18.10% 12.71% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 806,882,131
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 4,441,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 27.9 Machinery 20.2 Electrical Equipment 15.9 Ground Transportation 8.1 Building Products 7.9 Trading Companies & Distributors 5.7 Commercial Services & Supplies 4.6 Construction & Engineering 3.4 Professional Services 2.3 Others 3.2 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.0 GE Vernova Inc 7.6 Howmet Aerospace Inc 5.7 Boeing Co 4.8 Trane Technologies PLC 4.3 Eaton Corp PLC 4.1 Parker-Hannifin Corp 4.1 TransDigm Group Inc 3.3 Deere & Co 3.1 Ingersoll Rand Inc 3.1 48.1
Fidelity Advisor Health Care Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class Z
Trading Symbol	FIKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 54	0.56%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,714 $12,141 $14,709 $13,008 $13,543 $14,506 $13,626 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,682 $11,598 $14,864 $14,388 $14,767 $16,651 $14,869 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z -6.07% 2.33% 4.63% MSCI U.S. IMI Health Care 25-50 Index -10.70% 5.09% 5.98% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,222,572,788
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 26,404,412
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.7 Health Care Equipment & Supplies 28.3 Health Care Providers & Services 10.1 Life Sciences Tools & Services 9.7 Pharmaceuticals 9.6 Health Care Technology 4.2 Financial Services 0.2 Chemicals 0.1 Common Stocks 97.4 Preferred Stocks 1.8 Preferred Securities 0.5 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.8 Preferred Securities - 0.5 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 87.8 Netherlands 4.9 Denmark 2.3 Belgium 2.0 Canada 1.0 Germany 0.8 China 0.6 United Kingdom 0.4 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Netherlands - 4.9 Denmark - 2.3 Belgium - 2.0 Canada - 1.0 Germany - 0.8 China - 0.6 United Kingdom - 0.4 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 8.1 Danaher Corp 5.9 Eli Lilly & Co 5.2 Penumbra Inc 4.9 Alnylam Pharmaceuticals Inc 3.9 Masimo Corp 3.8 Argenx SE ADR 3.3 Insulet Corp 3.0 Stryker Corp 2.9 UnitedHealth Group Inc 2.8 43.8
Fidelity Advisor Health Care Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class M
Trading Symbol	FACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 114	1.18%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,680 $9,477 $11,321 $11,617 $14,427 $17,368 $15,263 $15,789 $16,805 $15,689 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,742 $10,654 $12,301 $12,779 $15,308 $19,619 $18,990 $19,490 $21,977 $19,625 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -9.91% 0.97% 4.61% Class M (without 3.50% sales charge) -6.64% 1.69% 4.98% MSCI U.S. IMI Health Care 25-50 Index -10.70% 5.09% 6.97% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,222,572,788
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 26,404,412
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.7 Health Care Equipment & Supplies 28.3 Health Care Providers & Services 10.1 Life Sciences Tools & Services 9.7 Pharmaceuticals 9.6 Health Care Technology 4.2 Financial Services 0.2 Chemicals 0.1 Common Stocks 97.4 Preferred Stocks 1.8 Preferred Securities 0.5 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.8 Preferred Securities - 0.5 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 87.8 Netherlands 4.9 Denmark 2.3 Belgium 2.0 Canada 1.0 Germany 0.8 China 0.6 United Kingdom 0.4 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Netherlands - 4.9 Denmark - 2.3 Belgium - 2.0 Canada - 1.0 Germany - 0.8 China - 0.6 United Kingdom - 0.4 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 8.1 Danaher Corp 5.9 Eli Lilly & Co 5.2 Penumbra Inc 4.9 Alnylam Pharmaceuticals Inc 3.9 Masimo Corp 3.8 Argenx SE ADR 3.3 Insulet Corp 3.0 Stryker Corp 2.9 UnitedHealth Group Inc 2.8 43.8
Fidelity Advisor Health Care Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class I
Trading Symbol	FHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 66	0.68%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $9,040 $9,924 $11,918 $12,293 $15,346 $18,570 $16,401 $17,054 $18,244 $17,119 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,742 $10,654 $12,301 $12,779 $15,308 $19,619 $18,990 $19,490 $21,977 $19,625 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I -6.17% 2.21% 5.52% MSCI U.S. IMI Health Care 25-50 Index -10.70% 5.09% 6.97% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,222,572,788
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 26,404,412
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.7 Health Care Equipment & Supplies 28.3 Health Care Providers & Services 10.1 Life Sciences Tools & Services 9.7 Pharmaceuticals 9.6 Health Care Technology 4.2 Financial Services 0.2 Chemicals 0.1 Common Stocks 97.4 Preferred Stocks 1.8 Preferred Securities 0.5 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.8 Preferred Securities - 0.5 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 87.8 Netherlands 4.9 Denmark 2.3 Belgium 2.0 Canada 1.0 Germany 0.8 China 0.6 United Kingdom 0.4 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Netherlands - 4.9 Denmark - 2.3 Belgium - 2.0 Canada - 1.0 Germany - 0.8 China - 0.6 United Kingdom - 0.4 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 8.1 Danaher Corp 5.9 Eli Lilly & Co 5.2 Penumbra Inc 4.9 Alnylam Pharmaceuticals Inc 3.9 Masimo Corp 3.8 Argenx SE ADR 3.3 Insulet Corp 3.0 Stryker Corp 2.9 UnitedHealth Group Inc 2.8 43.8
Fidelity Advisor Health Care Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class C
Trading Symbol	FHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.68%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $8,950 $9,726 $11,564 $11,807 $14,592 $17,478 $15,282 $15,730 $16,781 $15,707 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,742 $10,654 $12,301 $12,779 $15,308 $19,619 $18,990 $19,490 $21,977 $19,625 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -7.89% 1.18% 4.62% Class C -7.10% 1.18% 4.62% MSCI U.S. IMI Health Care 25-50 Index -10.70% 5.09% 6.97% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,222,572,788
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 26,404,412
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.7 Health Care Equipment & Supplies 28.3 Health Care Providers & Services 10.1 Life Sciences Tools & Services 9.7 Pharmaceuticals 9.6 Health Care Technology 4.2 Financial Services 0.2 Chemicals 0.1 Common Stocks 97.4 Preferred Stocks 1.8 Preferred Securities 0.5 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.8 Preferred Securities - 0.5 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 87.8 Netherlands 4.9 Denmark 2.3 Belgium 2.0 Canada 1.0 Germany 0.8 China 0.6 United Kingdom 0.4 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Netherlands - 4.9 Denmark - 2.3 Belgium - 2.0 Canada - 1.0 Germany - 0.8 China - 0.6 United Kingdom - 0.4 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 8.1 Danaher Corp 5.9 Eli Lilly & Co 5.2 Penumbra Inc 4.9 Alnylam Pharmaceuticals Inc 3.9 Masimo Corp 3.8 Argenx SE ADR 3.3 Insulet Corp 3.0 Stryker Corp 2.9 UnitedHealth Group Inc 2.8 43.8
Fidelity Advisor Health Care Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class A
Trading Symbol	FACDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.93%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,500 $9,305 $11,148 $11,467 $14,277 $17,232 $15,181 $15,745 $16,797 $15,722 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,742 $10,654 $12,301 $12,779 $15,308 $19,619 $18,990 $19,490 $21,977 $19,625 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -11.78% 0.75% 4.63% Class A (without 5.75% sales charge) -6.40% 1.95% 5.25% MSCI U.S. IMI Health Care 25-50 Index -10.70% 5.09% 6.97% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,222,572,788
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 26,404,412
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.7 Health Care Equipment & Supplies 28.3 Health Care Providers & Services 10.1 Life Sciences Tools & Services 9.7 Pharmaceuticals 9.6 Health Care Technology 4.2 Financial Services 0.2 Chemicals 0.1 Common Stocks 97.4 Preferred Stocks 1.8 Preferred Securities 0.5 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.8 Preferred Securities - 0.5 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 87.8 Netherlands 4.9 Denmark 2.3 Belgium 2.0 Canada 1.0 Germany 0.8 China 0.6 United Kingdom 0.4 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Netherlands - 4.9 Denmark - 2.3 Belgium - 2.0 Canada - 1.0 Germany - 0.8 China - 0.6 United Kingdom - 0.4 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 8.1 Danaher Corp 5.9 Eli Lilly & Co 5.2 Penumbra Inc 4.9 Alnylam Pharmaceuticals Inc 3.9 Masimo Corp 3.8 Argenx SE ADR 3.3 Insulet Corp 3.0 Stryker Corp 2.9 UnitedHealth Group Inc 2.8 43.8
Fidelity Advisor Financials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class Z
Trading Symbol	FIKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,472 $8,924 $14,504 $14,065 $14,710 $19,231 $23,248 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $10,457 $8,858 $13,921 $13,268 $13,983 $17,897 $21,515 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 20.89% 21.11% 13.14% MSCI U.S. IMI Financials 5% Capped Linked Index 20.22% 19.42% 11.87% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 683,721,199
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 4,252,428
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.5 Capital Markets 24.7 Insurance 17.9 Financial Services 17.7 Consumer Finance 5.9 Professional Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 93.0 United Kingdom 2.5 Puerto Rico 1.2 Australia 1.0 France 0.9 Grand Cayman (UK Overseas Ter) 0.9 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 United Kingdom - 2.5 Puerto Rico - 1.2 Australia - 1.0 France - 0.9 Grand Cayman (UK Overseas Ter) - 0.9 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.5 Bank of America Corp 5.5 Citigroup Inc 3.6 Charles Schwab Corp/The 3.6 Reinsurance Group of America Inc 3.5 State Street Corp 2.6 Chubb Ltd 2.6 Morgan Stanley 2.4 Capital One Financial Corp 2.2 42.6
Fidelity Advisor Financials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class M
Trading Symbol	FAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.24%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,029 $11,433 $12,787 $13,013 $11,012 $17,783 $17,137 $17,802 $23,125 $27,774 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $9,859 $12,939 $14,512 $14,982 $12,691 $19,944 $19,009 $20,034 $25,641 $30,825 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 15.90% 19.47% 10.76% Class M (without 3.50% sales charge) 20.10% 20.32% 11.15% MSCI U.S. IMI Financials 5% Capped Linked Index 20.22% 19.42% 11.92% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 683,721,199
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 4,252,428
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.5 Capital Markets 24.7 Insurance 17.9 Financial Services 17.7 Consumer Finance 5.9 Professional Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 93.0 United Kingdom 2.5 Puerto Rico 1.2 Australia 1.0 France 0.9 Grand Cayman (UK Overseas Ter) 0.9 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 United Kingdom - 2.5 Puerto Rico - 1.2 Australia - 1.0 France - 0.9 Grand Cayman (UK Overseas Ter) - 0.9 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.5 Bank of America Corp 5.5 Citigroup Inc 3.6 Charles Schwab Corp/The 3.6 Reinsurance Group of America Inc 3.5 State Street Corp 2.6 Chubb Ltd 2.6 Morgan Stanley 2.4 Capital One Financial Corp 2.2 42.6
Fidelity Advisor Financials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class I
Trading Symbol	FFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $9,411 $11,986 $13,475 $13,794 $11,738 $19,051 $18,454 $19,280 $25,165 $30,385 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $9,859 $12,939 $14,512 $14,982 $12,691 $19,944 $19,009 $20,034 $25,641 $30,825 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 20.75% 20.95% 11.75% MSCI U.S. IMI Financials 5% Capped Linked Index 20.22% 19.42% 11.92% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 683,721,199
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 4,252,428
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.5 Capital Markets 24.7 Insurance 17.9 Financial Services 17.7 Consumer Finance 5.9 Professional Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 93.0 United Kingdom 2.5 Puerto Rico 1.2 Australia 1.0 France 0.9 Grand Cayman (UK Overseas Ter) 0.9 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 United Kingdom - 2.5 Puerto Rico - 1.2 Australia - 1.0 France - 0.9 Grand Cayman (UK Overseas Ter) - 0.9 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.5 Bank of America Corp 5.5 Citigroup Inc 3.6 Charles Schwab Corp/The 3.6 Reinsurance Group of America Inc 3.5 State Street Corp 2.6 Chubb Ltd 2.6 Morgan Stanley 2.4 Capital One Financial Corp 2.2 42.6
Fidelity Advisor Financials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class C
Trading Symbol	FAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.75%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $9,312 $11,739 $13,064 $13,233 $11,143 $17,898 $17,159 $17,738 $23,092 $27,807 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $9,859 $12,939 $14,512 $14,982 $12,691 $19,944 $19,009 $20,034 $25,641 $30,825 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 18.53% 19.72% 10.77% Class C 19.53% 19.72% 10.77% MSCI U.S. IMI Financials 5% Capped Linked Index 20.22% 19.42% 11.92% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 683,721,199
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 4,252,428
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.5 Capital Markets 24.7 Insurance 17.9 Financial Services 17.7 Consumer Finance 5.9 Professional Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 93.0 United Kingdom 2.5 Puerto Rico 1.2 Australia 1.0 France 0.9 Grand Cayman (UK Overseas Ter) 0.9 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 United Kingdom - 2.5 Puerto Rico - 1.2 Australia - 1.0 France - 0.9 Grand Cayman (UK Overseas Ter) - 0.9 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.5 Bank of America Corp 5.5 Citigroup Inc 3.6 Charles Schwab Corp/The 3.6 Reinsurance Group of America Inc 3.5 State Street Corp 2.6 Chubb Ltd 2.6 Morgan Stanley 2.4 Capital One Financial Corp 2.2 42.6
Fidelity Advisor Financials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class A
Trading Symbol	FAFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,845 $11,231 $12,593 $12,851 $10,904 $17,647 $17,047 $17,758 $23,118 $27,838 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $9,859 $12,939 $14,512 $14,982 $12,691 $19,944 $19,009 $20,034 $25,641 $30,825 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.49% 19.20% 10.78% Class A (without 5.75% sales charge) 20.42% 20.62% 11.44% MSCI U.S. IMI Financials 5% Capped Linked Index 20.22% 19.42% 11.92% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 683,721,199
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 4,252,428
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.5 Capital Markets 24.7 Insurance 17.9 Financial Services 17.7 Consumer Finance 5.9 Professional Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 93.0 United Kingdom 2.5 Puerto Rico 1.2 Australia 1.0 France 0.9 Grand Cayman (UK Overseas Ter) 0.9 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 United Kingdom - 2.5 Puerto Rico - 1.2 Australia - 1.0 France - 0.9 Grand Cayman (UK Overseas Ter) - 0.9 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.5 Bank of America Corp 5.5 Citigroup Inc 3.6 Charles Schwab Corp/The 3.6 Reinsurance Group of America Inc 3.5 State Street Corp 2.6 Chubb Ltd 2.6 Morgan Stanley 2.4 Capital One Financial Corp 2.2 42.6
Fidelity Advisor Energy Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class Z
Trading Symbol	FIKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 57	0.58%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $7,566 $4,598 $6,781 $11,652 $13,563 $15,178 $14,435 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,981 $4,842 $7,269 $12,046 $13,985 $15,431 $14,938 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z -4.90% 25.71% 5.52% MSCI U.S. IMI Energy 25-50 Index -3.19% 25.27% 6.05% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 941,576,025
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 7,463,958
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 84.6 Energy Equipment & Services 10.8 Independent Power and Renewable Electricity Producers 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 87.0 Canada 9.4 United Kingdom 3.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 Canada - 9.4 United Kingdom - 3.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 9.3 Cheniere Energy Inc 5.0 Energy Transfer LP 4.9 Marathon Petroleum Corp 4.9 Canadian Natural Resources Ltd 4.4 Vistra Corp 4.4 Cenovus Energy Inc 4.3 Valero Energy Corp 3.7 Schlumberger NV 3.1 68.8
Fidelity Advisor Energy Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class M
Trading Symbol	FAGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.23%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,745 $9,607 $11,888 $8,883 $5,360 $7,845 $13,387 $15,481 $17,206 $16,260 MSCI U.S. IMI Energy 25-50 Index $10,000 $10,016 $9,989 $12,080 $9,738 $5,908 $8,869 $14,698 $17,064 $18,827 $18,226 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -8.81% 23.97% 4.98% Class M (without 3.50% sales charge) -5.50% 24.85% 5.36% MSCI U.S. IMI Energy 25-50 Index -3.19% 25.27% 6.19% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 941,576,025
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 7,463,958
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 84.6 Energy Equipment & Services 10.8 Independent Power and Renewable Electricity Producers 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 87.0 Canada 9.4 United Kingdom 3.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 Canada - 9.4 United Kingdom - 3.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 9.3 Cheniere Energy Inc 5.0 Energy Transfer LP 4.9 Marathon Petroleum Corp 4.9 Canadian Natural Resources Ltd 4.4 Vistra Corp 4.4 Cenovus Energy Inc 4.3 Valero Energy Corp 3.7 Schlumberger NV 3.1 68.8
Fidelity Advisor Energy Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class I
Trading Symbol	FANIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.71%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,150 $10,063 $12,521 $9,410 $5,709 $8,407 $14,429 $16,773 $18,741 $17,802 MSCI U.S. IMI Energy 25-50 Index $10,000 $10,016 $9,989 $12,080 $9,738 $5,908 $8,869 $14,698 $17,064 $18,827 $18,226 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I -5.01% 25.54% 5.94% MSCI U.S. IMI Energy 25-50 Index -3.19% 25.27% 6.19% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 941,576,025
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 7,463,958
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 84.6 Energy Equipment & Services 10.8 Independent Power and Renewable Electricity Producers 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 87.0 Canada 9.4 United Kingdom 3.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 Canada - 9.4 United Kingdom - 3.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 9.3 Cheniere Energy Inc 5.0 Energy Transfer LP 4.9 Marathon Petroleum Corp 4.9 Canadian Natural Resources Ltd 4.4 Vistra Corp 4.4 Cenovus Energy Inc 4.3 Valero Energy Corp 3.7 Schlumberger NV 3.1 68.8
Fidelity Advisor Energy Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class C
Trading Symbol	FNRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.73%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $10,052 $9,867 $12,152 $9,039 $5,428 $7,908 $13,432 $15,459 $17,227 $16,319 MSCI U.S. IMI Energy 25-50 Index $10,000 $10,016 $9,989 $12,080 $9,738 $5,908 $8,869 $14,698 $17,064 $18,827 $18,226 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -6.91% 24.25% 5.02% Class C -5.98% 24.25% 5.02% MSCI U.S. IMI Energy 25-50 Index -3.19% 25.27% 6.19% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 941,576,025
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 7,463,958
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 84.6 Energy Equipment & Services 10.8 Independent Power and Renewable Electricity Producers 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 87.0 Canada 9.4 United Kingdom 3.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 Canada - 9.4 United Kingdom - 3.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 9.3 Cheniere Energy Inc 5.0 Energy Transfer LP 4.9 Marathon Petroleum Corp 4.9 Canadian Natural Resources Ltd 4.4 Vistra Corp 4.4 Cenovus Energy Inc 4.3 Valero Energy Corp 3.7 Schlumberger NV 3.1 68.8
Fidelity Advisor Energy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class A
Trading Symbol	FANAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.98%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,543 $9,434 $11,705 $8,770 $5,303 $7,783 $13,318 $15,442 $17,209 $16,301 MSCI U.S. IMI Energy 25-50 Index $10,000 $10,016 $9,989 $12,080 $9,738 $5,908 $8,869 $14,698 $17,064 $18,827 $18,226 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -10.72% 23.71% 5.01% Class A (without 5.75% sales charge) -5.27% 25.18% 5.63% MSCI U.S. IMI Energy 25-50 Index -3.19% 25.27% 6.19% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 941,576,025
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 7,463,958
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 84.6 Energy Equipment & Services 10.8 Independent Power and Renewable Electricity Producers 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 87.0 Canada 9.4 United Kingdom 3.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 Canada - 9.4 United Kingdom - 3.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 9.3 Cheniere Energy Inc 5.0 Energy Transfer LP 4.9 Marathon Petroleum Corp 4.9 Canadian Natural Resources Ltd 4.4 Vistra Corp 4.4 Cenovus Energy Inc 4.3 Valero Energy Corp 3.7 Schlumberger NV 3.1 68.8
Fidelity Advisor Consumer Discretionary Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class Z
Trading Symbol	FIJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,336 $12,040 $16,643 $13,658 $15,377 $17,529 $20,137 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,388 $12,652 $18,604 $16,041 $17,671 $19,618 $22,715 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 14.88% 10.84% 10.79% MSCI U.S. IMI Consumer Discretionary 25-50 Index 15.78% 12.42% 12.76% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 502,585,624
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 3,311,863
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 28.6 Specialty Retail 23.1 Hotels, Restaurants & Leisure 18.2 Automobiles 14.2 Household Durables 5.5 Textiles, Apparel & Luxury Goods 5.5 Automobile Components 2.2 Consumer Staples Distribution & Retail 1.1 Construction Materials 1.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.1 Brazil 2.4 Canada 2.0 Bailiwick Of Jersey 1.8 United Kingdom 0.3 Switzerland 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Brazil - 2.4 Canada - 2.0 Bailiwick Of Jersey - 1.8 United Kingdom - 0.3 Switzerland - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 25.0 Tesla Inc 12.7 Home Depot Inc/The 4.0 Lowe's Cos Inc 3.9 McDonald's Corp 3.0 TJX Cos Inc/The 2.8 Somnigroup International Inc 2.5 Hilton Worldwide Holdings Inc 2.5 MercadoLibre Inc 2.4 Booking Holdings Inc 2.4 61.2
Fidelity Advisor Consumer Discretionary Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class M
Trading Symbol	FACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,585 $10,507 $12,900 $13,747 $15,905 $21,840 $17,803 $19,916 $22,550 $25,743 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,123 $11,594 $14,080 $15,212 $18,528 $27,243 $23,491 $25,876 $28,729 $33,263 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 10.16% 9.33% 9.92% Class M (without 3.50% sales charge) 14.16% 10.11% 10.31% MSCI U.S. IMI Consumer Discretionary 25-50 Index 15.78% 12.42% 12.77% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 502,585,624
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 3,311,863
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 28.6 Specialty Retail 23.1 Hotels, Restaurants & Leisure 18.2 Automobiles 14.2 Household Durables 5.5 Textiles, Apparel & Luxury Goods 5.5 Automobile Components 2.2 Consumer Staples Distribution & Retail 1.1 Construction Materials 1.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.1 Brazil 2.4 Canada 2.0 Bailiwick Of Jersey 1.8 United Kingdom 0.3 Switzerland 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Brazil - 2.4 Canada - 2.0 Bailiwick Of Jersey - 1.8 United Kingdom - 0.3 Switzerland - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 25.0 Tesla Inc 12.7 Home Depot Inc/The 4.0 Lowe's Cos Inc 3.9 McDonald's Corp 3.0 TJX Cos Inc/The 2.8 Somnigroup International Inc 2.5 Hilton Worldwide Holdings Inc 2.5 MercadoLibre Inc 2.4 Booking Holdings Inc 2.4 61.2
Fidelity Advisor Consumer Discretionary Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class I
Trading Symbol	FCNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $9,987 $11,013 $13,596 $14,562 $16,942 $23,388 $19,169 $21,556 $24,540 $28,157 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,123 $11,594 $14,080 $15,212 $18,528 $27,243 $23,491 $25,876 $28,729 $33,263 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 14.74% 10.69% 10.91% MSCI U.S. IMI Consumer Discretionary 25-50 Index 15.78% 12.42% 12.77% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 502,585,624
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 3,311,863
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 28.6 Specialty Retail 23.1 Hotels, Restaurants & Leisure 18.2 Automobiles 14.2 Household Durables 5.5 Textiles, Apparel & Luxury Goods 5.5 Automobile Components 2.2 Consumer Staples Distribution & Retail 1.1 Construction Materials 1.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.1 Brazil 2.4 Canada 2.0 Bailiwick Of Jersey 1.8 United Kingdom 0.3 Switzerland 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Brazil - 2.4 Canada - 2.0 Bailiwick Of Jersey - 1.8 United Kingdom - 0.3 Switzerland - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 25.0 Tesla Inc 12.7 Home Depot Inc/The 4.0 Lowe's Cos Inc 3.9 McDonald's Corp 3.0 TJX Cos Inc/The 2.8 Somnigroup International Inc 2.5 Hilton Worldwide Holdings Inc 2.5 MercadoLibre Inc 2.4 Booking Holdings Inc 2.4 61.2
Fidelity Advisor Consumer Discretionary Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class C
Trading Symbol	FCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.75%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $9,889 $10,787 $13,181 $13,975 $16,090 $21,988 $17,836 $19,854 $22,542 $25,797 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,123 $11,594 $14,080 $15,212 $18,528 $27,243 $23,491 $25,876 $28,729 $33,263 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 12.57% 9.57% 9.94% Class C 13.57% 9.57% 9.94% MSCI U.S. IMI Consumer Discretionary 25-50 Index 15.78% 12.42% 12.77% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 502,585,624
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 3,311,863
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 28.6 Specialty Retail 23.1 Hotels, Restaurants & Leisure 18.2 Automobiles 14.2 Household Durables 5.5 Textiles, Apparel & Luxury Goods 5.5 Automobile Components 2.2 Consumer Staples Distribution & Retail 1.1 Construction Materials 1.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.1 Brazil 2.4 Canada 2.0 Bailiwick Of Jersey 1.8 United Kingdom 0.3 Switzerland 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Brazil - 2.4 Canada - 2.0 Bailiwick Of Jersey - 1.8 United Kingdom - 0.3 Switzerland - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 25.0 Tesla Inc 12.7 Home Depot Inc/The 4.0 Lowe's Cos Inc 3.9 McDonald's Corp 3.0 TJX Cos Inc/The 2.8 Somnigroup International Inc 2.5 Hilton Worldwide Holdings Inc 2.5 MercadoLibre Inc 2.4 Booking Holdings Inc 2.4 61.2
Fidelity Advisor Consumer Discretionary Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class A
Trading Symbol	FCNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,389 $10,321 $12,708 $13,572 $15,748 $21,682 $17,723 $19,874 $22,564 $25,823 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,123 $11,594 $14,080 $15,212 $18,528 $27,243 $23,491 $25,876 $28,729 $33,263 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 7.86% 9.10% 9.95% Class A (without 5.75% sales charge) 14.44% 10.40% 10.60% MSCI U.S. IMI Consumer Discretionary 25-50 Index 15.78% 12.42% 12.77% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 502,585,624
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 3,311,863
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 28.6 Specialty Retail 23.1 Hotels, Restaurants & Leisure 18.2 Automobiles 14.2 Household Durables 5.5 Textiles, Apparel & Luxury Goods 5.5 Automobile Components 2.2 Consumer Staples Distribution & Retail 1.1 Construction Materials 1.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.1 Brazil 2.4 Canada 2.0 Bailiwick Of Jersey 1.8 United Kingdom 0.3 Switzerland 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Brazil - 2.4 Canada - 2.0 Bailiwick Of Jersey - 1.8 United Kingdom - 0.3 Switzerland - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 25.0 Tesla Inc 12.7 Home Depot Inc/The 4.0 Lowe's Cos Inc 3.9 McDonald's Corp 3.0 TJX Cos Inc/The 2.8 Somnigroup International Inc 2.5 Hilton Worldwide Holdings Inc 2.5 MercadoLibre Inc 2.4 Booking Holdings Inc 2.4 61.2
Fidelity Advisor Biotechnology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class Z
Trading Symbol	FIJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 56	0.58%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,217 $12,031 $13,774 $11,207 $12,965 $16,814 $15,597 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $8,683 $11,477 $13,581 $12,037 $13,159 $16,701 $15,512 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z -7.24% 5.33% 6.72% MSCI U.S. IMI Biotechnology 25-50 Index -7.12% 6.21% 6.64% S&P 500® Index 16.33% 15.88% 13.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,399,039,702
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 10,675,957
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.9 Pharmaceuticals 2.5 Health Care Technology 0.2 Common Stocks 96.6 Preferred Stocks 1.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 1.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 84.9 Netherlands 7.9 Denmark 5.1 Canada 1.6 Belgium 0.5 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Netherlands - 7.9 Denmark - 5.1 Canada - 1.6 Belgium - 0.5 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 18.1 Alnylam Pharmaceuticals Inc 8.6 Gilead Sciences Inc 7.6 Argenx SE ADR 5.3 Ascendis Pharma A/S ADR 5.1 Amgen Inc 4.5 Insmed Inc 2.6 Nuvalent Inc Class A 2.3 Viridian Therapeutics Inc 2.2 Soleno Therapeutics Inc 2.1 58.4
Fidelity Advisor Biotechnology Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class M
Trading Symbol	FBTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 116	1.21%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $6,876 $7,830 $8,875 $8,304 $10,765 $12,238 $9,892 $11,363 $14,643 $13,500 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $8,007 $9,308 $10,395 $9,259 $12,239 $14,483 $12,836 $14,033 $17,810 $16,542 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -11.03% 3.89% 3.05% Class M (without 3.50% sales charge) -7.81% 4.63% 3.41% MSCI U.S. IMI Biotechnology 25-50 Index -7.12% 6.21% 5.16% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,399,039,702
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 10,675,957
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.9 Pharmaceuticals 2.5 Health Care Technology 0.2 Common Stocks 96.6 Preferred Stocks 1.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 1.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 84.9 Netherlands 7.9 Denmark 5.1 Canada 1.6 Belgium 0.5 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Netherlands - 7.9 Denmark - 5.1 Canada - 1.6 Belgium - 0.5 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 18.1 Alnylam Pharmaceuticals Inc 8.6 Gilead Sciences Inc 7.6 Argenx SE ADR 5.3 Ascendis Pharma A/S ADR 5.1 Amgen Inc 4.5 Insmed Inc 2.6 Nuvalent Inc Class A 2.3 Viridian Therapeutics Inc 2.2 Soleno Therapeutics Inc 2.1 58.4
Fidelity Advisor Biotechnology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class I
Trading Symbol	FBTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.71%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $7,168 $8,212 $9,364 $8,812 $11,484 $13,131 $10,670 $12,325 $15,964 $14,796 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $8,007 $9,308 $10,395 $9,259 $12,239 $14,483 $12,836 $14,033 $17,810 $16,542 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I -7.32% 5.20% 4.00% MSCI U.S. IMI Biotechnology 25-50 Index -7.12% 6.21% 5.16% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,399,039,702
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 10,675,957
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.9 Pharmaceuticals 2.5 Health Care Technology 0.2 Common Stocks 96.6 Preferred Stocks 1.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 1.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 84.9 Netherlands 7.9 Denmark 5.1 Canada 1.6 Belgium 0.5 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Netherlands - 7.9 Denmark - 5.1 Canada - 1.6 Belgium - 0.5 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 18.1 Alnylam Pharmaceuticals Inc 8.6 Gilead Sciences Inc 7.6 Argenx SE ADR 5.3 Ascendis Pharma A/S ADR 5.1 Amgen Inc 4.5 Insmed Inc 2.6 Nuvalent Inc Class A 2.3 Viridian Therapeutics Inc 2.2 Soleno Therapeutics Inc 2.1 58.4
Fidelity Advisor Biotechnology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class C
Trading Symbol	FBTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 164	1.71%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $7,094 $8,049 $9,084 $8,460 $10,919 $12,355 $9,941 $11,369 $14,690 $13,573 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $8,007 $9,308 $10,395 $9,259 $12,239 $14,483 $12,836 $14,033 $17,810 $16,542 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -9.11% 4.13% 3.10% Class C -8.25% 4.13% 3.10% MSCI U.S. IMI Biotechnology 25-50 Index -7.12% 6.21% 5.16% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,399,039,702
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 10,675,957
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.9 Pharmaceuticals 2.5 Health Care Technology 0.2 Common Stocks 96.6 Preferred Stocks 1.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 1.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 84.9 Netherlands 7.9 Denmark 5.1 Canada 1.6 Belgium 0.5 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Netherlands - 7.9 Denmark - 5.1 Canada - 1.6 Belgium - 0.5 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 18.1 Alnylam Pharmaceuticals Inc 8.6 Gilead Sciences Inc 7.6 Argenx SE ADR 5.3 Ascendis Pharma A/S ADR 5.1 Amgen Inc 4.5 Insmed Inc 2.6 Nuvalent Inc Class A 2.3 Viridian Therapeutics Inc 2.2 Soleno Therapeutics Inc 2.1 58.4
Fidelity Advisor Biotechnology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class A
Trading Symbol	FBTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 92	0.96%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $6,735 $7,698 $8,753 $8,213 $10,677 $12,176 $9,868 $11,367 $14,687 $13,571 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $8,007 $9,308 $10,395 $9,259 $12,239 $14,483 $12,836 $14,033 $17,810 $16,542 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -12.92% 3.68% 3.10% Class A (without 5.75% sales charge) -7.60% 4.91% 3.71% MSCI U.S. IMI Biotechnology 25-50 Index -7.12% 6.21% 5.16% S&P 500® Index 16.33% 15.88% 13.66% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,399,039,702
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 10,675,957
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 95.9 Pharmaceuticals 2.5 Health Care Technology 0.2 Common Stocks 96.6 Preferred Stocks 1.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 1.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 84.9 Netherlands 7.9 Denmark 5.1 Canada 1.6 Belgium 0.5 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Netherlands - 7.9 Denmark - 5.1 Canada - 1.6 Belgium - 0.5 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 18.1 Alnylam Pharmaceuticals Inc 8.6 Gilead Sciences Inc 7.6 Argenx SE ADR 5.3 Ascendis Pharma A/S ADR 5.1 Amgen Inc 4.5 Insmed Inc 2.6 Nuvalent Inc Class A 2.3 Viridian Therapeutics Inc 2.2 Soleno Therapeutics Inc 2.1 58.4